CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 8,426	$ 6,471	$ 7,643	[1]
Investments in marketable securities			3,173
Short-term bank deposits	9,000
Trade receivables	6,157	6,549	5,362
Other receivables	1,246	1,018	685
Inventories	3,045	2,235	2,260
Total current assets	27,874	16,273	19,123
Non-current assets
Long-term restricted deposits and prepaid expenses	470	365	382
Long-term trade receivables	114	243	473
Property and equipment	1,408	1,213	1,022
Right-of-use assets	2,306
Intangible assets	377	298	277
Total non-current assets	4,675	2,119	2,154
Total assets	32,549	18,392	21,277
Current liabilities
Trade payables	2,215	1,517	1,262
Short-term employee benefits	316	222	223
Current maturities of convertible notes	783		10,696
Short-term bank loan	5,000	5,000
Provisions	232	215	183
Accrued expenses	1,344	1,034	1,405
Other accounts payable	2,427	2,063	1,998
Total current liabilities	12,317	10,051	15,767
Non-current liabilities
Lease liabilities	1,649
Derivative instruments		442	2,875
Long-term employee benefits	167	159	310
Other long-term liabilities	1,120	1,052	948
Total non-current liabilities	2,936	1,653	4,133
Total liabilities	15,253	11,704	19,900
Commitments
Equity
Ordinary share capital	874	748	683
Additional paid-in capital	125,351	111,486	105,585
Capital reserve from marketable securities available-for-sale			113
Accumulated deficit	(108,929)	(105,546)	(105,004)
Total equity	17,296	6,688	1,377
Total liabilities and equity	$ 32,549	$ 18,392	$ 21,277

[1]	* See Note 2c regarding initial application of IFRS 16, Leases. According to the transitional method that was chosen, comparative data was not restated.** Reclassified.